PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.5%
42,722  iShares Core S&P Mid-
Cap ETF
$ 2,463,351
6.0
15,263  iShares Core S&P
Small-Cap ETF
1,638,483
4.0
130,066  Vanguard FTSE
Developed Markets
ETF
6,331,613
15.5
19,915  Vanguard FTSE
Emerging Markets ETF
816,913
2.0
13,944  Vanguard Long-Term
Treasury ETF
820,465
2.0
Total Exchange-Traded
Funds
(Cost $11,038,481)
12,070,825
29.5
MUTUAL FUNDS : 70.5%
Affiliated Investment Companies : 15.0%
190,061  Voya Intermediate
Bond Fund - Class R6
1,640,225
4.0
162,810  Voya Multi-Manager
International Equity
Fund - Class I
1,639,493
4.0
177,186  Voya Multi-Manager
International Factors
Fund - Class I
1,640,744
4.0
114,128  Voya VACS Series
EME Fund
1,228,018
3.0
6,148,480
15.0
Unaffiliated Investment Companies : 55.5%
408,503  TIAA-CREF S&P
500 Index Fund
- Institutional Class
22,769,931
55.5
Total Mutual Funds
(Cost $24,731,396)
28,918,411
70.5
Total Long-Term
Investments
(Cost $35,769,877)
40,989,236
100.0
Total Investments in
Securities
(Cost $35,769,877) $ 40,989,236 100.0
Assets in Excess of
Other Liabilities 9,248 0.0
Net Assets $ 40,998,484 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 12,070,825 $ — $ — $ 12,070,825
Mutual Funds 28,918,411 — — 28,918,411
Total Investments, at fair value $ 40,989,236 $ — $ — $ 40,989,236
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 873,227 $ 1,219,307 $ (467,555) $ 15,246 $ 1,640,225 $ 40,661 $ (20,800) $ —
Voya Multi-Manager International
Equity Fund - Class I
1,430,382 1,284,927 (1,163,268) 87,452 1,639,493 34,689 33,982 —
Voya Multi-Manager International
Factors Fund - Class I
1,716,748 1,564,026 (1,689,005) 48,975 1,640,744 91,712 98,006 —
Voya VACS Series EME Fund
— 2,028,463 (853,825) 53,380 1,228,018 19,461 10,561 6,203
$ 4,020,357 $ 6,096,723 $ (4,173,653) $ 205,053 $ 6,148,480 $ 186,523 $ 121,749 $ 6,203
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,219,359
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 5,219,359